Schedule of Research and Development Costs (Details) - USD ($)	3 Months Ended		9 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
IfrsStatementLineItems [Line Items]
Professional fees		$ 81,807	$ 76,627	$ 98,901
Share-based compensation	1,586,128	2,007,507	3,204,704	2,007,507
Research and development costs	2,543,481	1,125,425	5,152,672	1,440,080
Research and Development Costs [member]
IfrsStatementLineItems [Line Items]
Clinical Trials and Investigational drug costs	1,364,090	162,670	2,861,870	283,259
Wages and salaries	580,506	235,060	1,390,154	413,915
Laboratory Rent	34,400	3,950	90,354	17,443
Supplies	131,605		211,996
Professional fees		4,265	30,589	5,983
Share-based compensation	432,880	719,480	567,709	719,480
Research and development costs	$ 2,543,481	$ 1,125,425	$ 5,152,672	$ 1,440,080